SCHEDULE OF EFFECTIVE STATUTORY INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal income tax at the statutory rate	(21.00%)	(21.00%)
State income tax rate (net of federal)	(1.20%)	(2.60%)
Foreign tax rate differential	(3.00%)	(3.10%)
Non-deductible expenses	1.40%	(4.00%)
Deferred true-up	13.20%
Change in valuation allowance	10.80%	23.30%
Effective income tax rate	0.20%	(7.40%)